SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

Share Option Plan:

The Company’s 2018 Share Incentive Plan (the "Plan") authorizes the grant of options to purchase shares and restricted shares units (“RSUs”) to officers, employees, directors and consultants of the Company and its subsidiaries. Awards granted under the Plan to participants in various jurisdictions may be subject to specific terms and conditions for such grants as may be approved by the Company’s board from time to time.

Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option or the expiration dates of the option plan. The options primarily vest gradually over four years of employment.

During 2020, 16,014 options were granted (including an adjustment to options previously granted to reflect the dilutive effect of the Company's 2020 rights offering) under the Plan and no options were exercised. During 2021, 270,200 options were granted under the Plan and no options were exercised. During 2022, 28,000 options were granted under the Plan and 9,321 options were exercised. The total fair value of the options granted is being recognized over a four-year vesting period.

As of December 31, 2022, options to purchase 395,171 ordinary shares were outstanding under the Plan, exercisable at an average exercise price of $5.25 per share. The share-based compensation expense related to employees' equity-based awards, recognized during 2022, 2021 and 2020 was $250, $203 and $121, respectively.

A summary of employee option activity under the Plan as of December 31, 2022 and changes during the year ended December 31, 2022 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2022	404,733	5.24	105	148
Granted	28,000	4.12	115	-
Exercised	9,321	2.69	-	-
Forfeited	28,241	4.90	-	-

Outstanding at December 31, 2022	395,171	5.25	95	1

Exercisable at December 31, 2022	210,949	5.06	88	-

The weighted-average fair value of options granted during the years ended December 31, 2022, 2021 and 2020 were $2.67, $5.59 and $4.35, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the fourth quarter of fiscal 2022 and 2021 and the exercise price, multiplied by the number of in-the-money options). This amount changes based on the fair market value of the Company's share. As of December 31, 2022, there was approximately $671 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's share option plans. This cost is expected to be recognized over a period of up to 4 years.